Amount of Revenue and Earnings included in Consolidated Statements of Operation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012 2012 acquisitions	Jun. 30, 2011 2011 acquisitions	Jun. 30, 2012 Dairyland 2012 acquisitions	Jun. 30, 2012 All Other 2012 acquisitions	Jun. 30, 2011 All Other 2011 acquisitions	Jun. 30, 2011 Leuschen Acquisition 2011 acquisitions	Jun. 30, 2011 Ridge Road 2011 acquisitions
Business Acquisitions Condensed Consolidating Statement of Operations [Line Items]
Revenue	$ 31,262	$ 30,594	$ 25,128	$ 6,134	$ 5,575	$ 16,010	$ 9,009
Earnings	$ 9,157	$ 2,353	$ 2,212	$ 6,945	$ 19	$ 2,067	$ 267